Schedule of investments
Optimum International Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.33%Δ
Argentina − 1.84%
MercadoLibre †	11,942	$18,603,128
		18,603,128
Australia − 3.78%
BlueScope Steel	352,361	5,802,999
Cettire †	66,499	131,659
Cochlear	21,685	4,092,825
CSL	28,377	6,069,223
Enero Group	13,923	26,208
Fortescue Metals Group	25,174	440,641
Medusa Mining	27,687	17,338
Mineral Resources	4,789	192,972
Nufarm †	226,044	776,409
Objective	796	10,429
Regis Healthcare	23,563	34,459
Rio Tinto	19,134	1,817,226
Rio Tinto (London Stock Exchange)	139,915	11,513,958
Rio Tinto ADR	9,828	824,471
South32	2,417,891	5,312,961
Wagners Holding †	20,675	32,871
Whitehaven Coal †	789,254	1,148,288
		38,244,937
Austria − 0.87%
ANDRITZ	29,128	1,636,435
Oesterreichische Post	811	43,130
OMV	124,791	7,098,165
Zumtobel Group †	4,204	42,372
		8,820,102
Belgium − 0.40%
bpost †	12,776	152,855
Umicore	63,700	3,889,912
		4,042,767
Brazil − 1.72%
Cia Siderurgica Nacional	469,200	4,128,069
Eternit †	110,600	549,020
Itau Unibanco Holding ADR	595,510	3,579,015
Klabin †	664,600	3,498,176
Marfrig Global Foods	327,900	1,263,132
Porto Seguro	1,743	18,738
SLC Agricola	204,300	2,095,248
Transmissora Alianca de Energia Eletrica	292,500	2,174,725
Unipar Carbocloro	3,704	76,339
		17,382,462
Canada − 1.83%
AcuityAds Holdings †	11,100	110,140
	Number of shares	Value (US $)
Common StockΔ (continued)
Canada (continued)
Advantage Energy †	88,200	$360,029
Bird Construction	33,900	241,479
Black Diamond Group †	5,800	18,716
Canfor †	12,800	292,843
Capstone Mining †	106,600	462,656
Cascades	46,219	568,975
Cervus Equipment	2,551	33,956
Constellation Software	3,382	5,122,137
Dexterra Group	7,500	41,445
Doman Building Materials Group	65,800	443,762
E-L Financial	100	76,628
Finning International	8,100	212,040
Intertape Polymer Group	4,366	101,225
Linamar	4,800	301,065
Magna International	56,900	5,268,161
Obsidian Energy †	31,200	106,718
Peyto Exploration & Development	1,507	10,151
Richelieu Hardware	5,697	184,385
Ritchie Bros Auctioneers	52,367	3,104,316
Roots †	11,100	37,072
Stella-Jones	2,684	96,633
Storm Resources †	18,600	63,470
Total Energy Services †	7,700	27,953
Tourmaline Oil	17,200	491,607
Transcontinental Class A	23,000	431,946
West Fraser Timber	3,300	236,905
Western Forest Products	65,984	112,315
		18,558,728
Chile − 0.15%
Banco Santander Chile ADR	25,473	506,149
Cia Cervecerias Unidas ADR	52,587	1,059,102
		1,565,251
China/Hong Kong − 12.01%
Agricultural Bank of China Class H	2,992,000	1,040,454
AIA Group	759,800	9,443,311
Alibaba Group Holding †	358,100	10,146,697
Angang Steel Class H	180,000	114,061
Anhui Transport Consulting & Design Institute Class A	43,900	58,837
Asia Cement China Holdings	393,862	308,422
ASM Pacific Technology	108,600	1,471,442

NQ-OPTIE [6/21] 8/21 (1750407)    1

Schedule of investments
Optimum International Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
Bank of Communications Class H	450,196	$302,670
Baoshan Iron & Steel Class A	2,277,900	2,693,383
Build King Holdings	80,674	11,533
China Construction Bank Class H	10,885,000	8,565,788
China Everbright Bank Class H	141,000	57,567
China Petroleum & Chemical Class H	6,530,000	3,305,243
China South Publishing & Media Group Class A	473,445	646,261
Chow Tai Fook Jewellery Group	873,800	1,996,473
CITIC	1,279,703	1,379,534
Dah Sing Banking Group	99,200	109,494
Dah Sing Financial Holdings	30,000	102,585
Dazzle Fashion Class A †	184,660	711,896
DeHua TB New Decoration Materials Class A	336,000	512,727
Ecovacs Robotics Class A	45,200	1,595,496
Fangda Special Steel Technology Class A	332,500	348,892
Fufeng Group †	160,000	51,312
Guangxi Liugong Machinery Class A	343,600	436,051
Hangzhou Tigermed Consulting Class H	1,800	42,193
Hong Kong Exchanges & Clearing	96,000	5,722,190
Huayu Automotive Systems Class A	564,200	2,293,840
Industrial & Commercial Bank of China Class H	8,051,705	4,728,794
Jiangsu Guotai International Group Class A	133,400	187,874
JNBY Design	77,000	136,857
KE Holdings ADR †	48,908	2,331,933
Kingboard Laminates Holdings	326,000	731,414
KingClean Electric Class A	45,600	439,172
	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
Lee & Man Paper Manufacturing	465,000	$353,947
Lenovo Group	3,864,000	4,444,125
Li Ning	68,000	830,262
Luolai Lifestyle Technology Class A	453,480	939,742
Markor International Home Furnishings Class A †	1,017,400	662,894
Meituan Class B †	165,200	6,817,109
Midland Holdings †	38,000	7,831
Nanjing Iron & Steel Class A	2,612,700	1,439,493
Opple Lighting Class A	123,800	491,832
Orient Overseas International	24,500	530,750
PAX Global Technology	113,000	129,965
Ping An Healthcare and Technology †	323,000	4,022,784
Ping An Insurance Group Co. of China Class H	630,500	6,175,640
Prosus †	34,818	3,404,811
SAIC Motor Corp Class A	789,500	2,684,431
SGIS Songshan Class A	2,477,300	1,759,792
Shandong Publishing & Media Class A	188,800	167,720
Shanxi Taigang Stainless Steel Class A	955,694	1,107,824
Sinopec Engineering Group Class H	34,001	22,027
Sinotruk Hong Kong	488,052	1,045,965
Tangshan Sanyou Chemical Industries Class A	15,100	23,626
Techtronic Industries	42,000	733,511
Tencent Holdings	145,200	10,921,371
Tencent Music Entertainment Group ADR †	292,736	4,531,553
Texhong Textile Group	38,500	62,280
United Laboratories International Holdings	222,000	182,134
Value Partners Group	54,000	34,496
Vatti Class A	965,056	1,078,350
Xinyu Iron & Steel Class A	1,486,800	1,283,976
Yonggao Class A	364,100	388,812

2    NQ-OPTIE [6/21] 8/21 (1750407)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
Yue Yuen Industrial Holdings †	21,000	$51,876
Zai Lab ADR †	2,166	383,360
Zhejiang Meida Industrial Class A	140,700	398,052
Zhejiang Semir Garment Class A	1,261,178	2,332,461
		121,469,198
Colombia − 0.00%
Grupo Argos	7,234	19,275
		19,275
Denmark − 3.37%
ALK-Abello †	181	86,355
AP Moller - Maersk Class B	2,025	5,820,311
Chr Hansen Holding	28,316	2,555,608
D/S Norden	1,513	48,131
Demant †	25,782	1,451,233
DSV PANALPINA	56,910	13,271,816
GN Store Nord	2,806	245,107
H. Lundbeck	72,593	2,309,317
Jyske Bank †	617	29,850
Novozymes Class B	93,195	7,024,640
Pandora	9,526	1,280,513
		34,122,881
Egypt − 0.00%
ElSewedy Electric	76,312	41,231
		41,231
Finland − 1.42%
Kone Class B	168,731	13,765,008
Orion Class A	3,147	135,082
Orion Class B	5,885	252,958
Revenio Group	1,620	122,746
Suominen	4,922	32,508
Vincit	3,740	44,569
		14,352,871
France − 2.37%
BioMerieux	7,373	856,768
Biosynex	4,991	132,565
Danone	69,327	4,880,480
Dassault Systemes	20,548	4,982,600
Edenred	99,313	5,658,387
Ipsen	7,085	736,939
IPSOS	23,199	977,917
Publicis Groupe	37,173	2,377,561
Sartorius Stedim Biotech	6,566	3,105,690
Virbac	331	113,428
	Number of shares	Value (US $)
Common StockΔ (continued)
France (continued)
Wendel	799	$107,437
		23,929,772
Germany − 7.21%
Bayerische Motoren Werke	69,767	7,388,279
BayWa	2,770	119,557
BioNTech ADR †	12,806	2,867,007
Carl Zeiss Meditec	20,252	3,913,050
Cliq Digital	3,131	96,713
Daimler	105,353	9,406,651
Dermapharm Holding	3,040	242,415
Deutsche Bank †	339,822	4,426,742
Deutsche Boerse	48,606	8,483,808
Deutsche Post	144,350	9,817,910
Eckert & Ziegler Strahlen- und Medizintechnik	1,266	144,637
Gerresheimer	3,778	417,738
Heidelberger Druckmaschinen †	4,896	11,640
Hornbach Holding AG & Co.	851	96,972
Just Eat Takeaway.com †	24,461	2,264,365
Merck	1,790	343,207
Rational	5,732	5,192,693
SAP	61,005	8,596,491
Scout24	106,950	9,019,151
Stabilus	526	42,755
Westwing Group †	382	20,899
		72,912,680
Greece − 0.12%
National Bank of Greece †	365,851	1,041,139
Thrace Plastics Holding and Co.	17,069	135,605
		1,176,744
Hungary − 0.37%
MOL Hungarian Oil & Gas †	155,043	1,233,567
OTP Bank †	44,217	2,380,415
Richter Gedeon	4,364	116,179
		3,730,161
India − 2.60%
Bhansali Engineering Polymers	201,546	478,173
Cosmo Films	9,965	131,329
Cyient	3,500	40,476

NQ-OPTIE [6/21] 8/21 (1750407)    3

Schedule of investments
Optimum International Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
India (continued)
Gujarat Ambuja Exports †	60,892	$142,215
Gujarat Narmada Valley Fertilizers & Chemicals	131,154	665,563
HIL	1,319	81,896
Housing Development Finance	251,476	8,374,357
ICICI Lombard General Insurance	129,401	2,727,988
Indian Oil	645,098	936,447
INEOS Styrolution India †	7,472	144,675
JK Lakshmi Cement †	37,633	292,361
KPIT Technologies †	11,829	41,329
Mangalam Cement	8,057	34,340
Oracle Financial Services Software	1,076	52,859
Phillips Carbon Black	58,887	180,709
Prism Johnson †	31,800	55,874
Ratnamani Metals & Tubes †	1,463	40,364
Repco Home Finance	10,286	51,548
Rupa & Co.	325	2,069
Siyaram Silk Mills †	21,831	90,006
Supreme Industries	12,089	352,009
Tata Steel	294,858	4,627,759
TTK Prestige	2,022	254,998
Vardhman Textiles †	3,899	71,727
Welspun India	111,655	144,808
Wipro	852,437	6,257,665
		26,273,544
Indonesia − 0.01%
Japfa Comfeed Indonesia	1,057,800	126,207
		126,207
Ireland − 2.74%
CRH	116,382	5,864,998
CRH (London Stock Exchange)	36,160	1,829,236
ICON †	21,734	4,492,635
Kingspan Group	75,162	7,097,783
Ryanair Holdings ADR †	78,096	8,450,768
		27,735,420
Israel − 0.91%
Bank Hapoalim †	186,700	1,498,113
Bank Leumi Le-Israel †	556,409	4,225,783
Duniec Brothers	1,022	47,022
	Number of shares	Value (US $)
Common StockΔ (continued)
Israel (continued)
FIBI Holdings †	7,012	$262,185
Isracard †	7	29
Mizrahi Tefahot Bank †	17,920	551,867
Phoenix Holdings	59,367	554,856
ZIM Integrated Shipping Services †	46,336	2,081,876
		9,221,731
Italy − 0.64%
Banca Mediolanum	33,210	323,063
De' Longhi	5,910	257,466
DiaSorin	2,160	408,515
FinecoBank Banca Fineco †	232,905	4,059,656
Leonardo †	75,638	610,953
Mediaset †	218,942	790,254
Pharmanutra	238	13,885
		6,463,792
Japan − 10.73%
A&A Material	1,800	16,607
Advanced Media †	6,500	45,344
Advantest	5,400	486,557
Aica Kogyo	1,800	63,270
Aichi Bank	1,500	37,360
Akatsuki	3,900	124,799
Asante	1,200	18,892
ASKUL	12,800	199,555
Astena Holdings	15,100	86,445
BML	8,100	276,331
Canon	26,600	601,699
Capcom	80,700	2,360,817
COLOPL	5,500	40,942
Credit Saison	6,900	84,096
CTI Engineering	2,000	40,866
CyberAgent	33,300	714,888
Dai-ichi Life Holdings	5,600	102,529
Daiken	2,200	41,309
Daiwa Securities Group	48,100	264,151
DCM Holdings	8,000	76,187
Denso	83,500	5,696,445
Disco	5,500	1,680,769
Doshisha	6,100	94,936
Enplas	1,600	53,216
FANUC	20,400	4,920,275
France Bed Holdings	13,600	111,767
Fuji	4,000	91,525
Fujikura †	109,900	510,450
Fujitsu	30,300	5,672,983
Gakkyusha	900	11,107
GLOBERIDE	1,900	76,705

4    NQ-OPTIE [6/21] 8/21 (1750407)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Glory	6,300	$130,599
GS Yuasa	2,800	71,452
GungHo Online Entertainment	9,500	189,068
H.U. Group Holdings	15,400	397,008
Himaraya	1,600	15,194
Hisamitsu Pharmaceutical	1,700	83,703
Hitachi	12,700	727,168
Hyakugo Bank	16,700	45,999
Ichiyoshi Securities	10,900	56,416
Iida Group Holdings	20,600	530,321
i-mobile †	6,000	88,357
Internet Initiative Japan	9,400	291,912
IwaiCosmo Holdings	3,800	56,336
Japan Best Rescue System	5,100	39,158
Japan Exchange Group	203,900	4,533,354
Japan Living Warranty	1,400	35,537
JK Holdings	2,300	16,355
Joshin Denki	3,200	77,483
Kanamoto	5,400	124,337
Kanematsu	3,100	41,214
King Jim	3,300	26,229
Kintetsu World Express	3,200	67,344
Kokuyo	6,300	98,389
Konica Minolta	4,500	24,871
K's Holdings	2,600	29,886
Kyokuto Securities	4,300	31,390
Macbee Planet Inc †	1,400	102,075
Management Solutions †	4,900	123,498
Marvelous	9,000	63,999
Matsuoka	1,700	25,310
Mazda Motor †	235,400	2,212,139
Meiwa	1,900	8,107
Miraial	2,100	24,857
Mitsubishi Electric	153,500	2,227,992
Mixi	73,700	1,943,751
Naigai Trans Line	1,600	28,559
Nakanishi	3,400	74,369
NGK Insulators	27,800	466,440
Nice	1,400	25,783
Nidec	65,600	7,602,502
Nihon Kohden	5,400	154,084
Nikon	158,300	1,688,514
Nintendo	20,500	11,924,119
Nippon Telegraph & Telephone	104,900	2,733,094
	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Nishimatsuya Chain	6,300	$85,459
Nissan Motor †	403,900	2,004,321
Nisshinbo Holdings	68,300	589,583
Nitto Seiko	6,700	34,074
Nojima	2,200	54,379
Nomura Holdings	140,300	717,065
Onoken	3,500	39,979
Orient	237,200	311,726
Osaki Electric	19,600	107,267
Paramount Bed Holdings	2,200	39,190
Pilot	1,700	57,536
Poletowin Pitcrew Holdings	5,700	55,925
Riken	3,300	75,895
Ryobi	5,200	72,597
Sakai Chemical Industry	2,200	36,635
Sanwa Holdings	7,000	85,944
Sanyo Denki	900	62,217
SCREEN Holdings	1,500	148,252
Seiko Epson	18,700	328,906
Shimamura	900	86,359
Shimano	26,000	6,166,794
Shiseido	72,800	5,354,416
Shofu	1,800	32,016
SMC	11,900	7,032,135
Softcreate Holdings	1,200	27,544
Soliton Systems	2,000	29,650
Sony Group	59,100	5,753,333
Studio Alice	3,300	73,310
Sumitomo Rubber Industries	32,500	448,468
Sun-Wa Technos	2,400	26,161
Suzuken	2,300	67,388
Suzuki Motor	6,600	279,280
Takara Standard	2,400	32,837
T-Gaia	30,550	537,055
Tokai Tokyo Financial Holdings	28,600	101,430
Tokyo Electron	13,100	5,669,454
Tokyo Seimitsu	2,900	131,302
Toshiba	12,900	557,941
Toyota Tsusho	106,400	5,028,129
TS Tech	13,100	202,228
Tsurumi Manufacturing	1,500	23,426
TV Asahi Holdings	3,000	47,554
Uchida Yoko	1,100	48,715
Unitika †	9,900	31,368
Wacom	33,200	210,983
Yamada Holdings	100,100	462,229
Yokohama Rubber	4,100	87,798

NQ-OPTIE [6/21] 8/21 (1750407)    5

Schedule of investments
Optimum International Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Yondoshi Holdings	3,400	$57,995
ZOZO	34,000	1,155,318
		108,530,660
Luxembourg − 0.93%
Eurofins Scientific †	77,111	8,814,273
RTL Group	9,587	571,231
		9,385,504
Malaysia − 0.10%
AMMB Holdings	524,200	372,489
Hong Leong Financial Group	60,700	260,258
Magni-Tech Industries	48,000	27,286
Public Bank Bhd	218,000	215,821
Sime Darby	258,000	135,479
Unisem M	18,000	31,825
		1,043,158
Malta − 0.16%
Catena Media †	5,540	44,226
Kambi Group †	3,718	184,899
Kindred Group SDR	86,361	1,353,727
		1,582,852
Mexico − 0.24%
Alpek	329,744	405,605
Cemex ADR †	91,678	770,095
Credito Real †	75,575	37,875
Grupo Financiero Inbursa Class O †	485,392	478,233
Ternium ADR	20,029	770,315
		2,462,123
Netherlands − 5.52%
Adyen †	1,165	2,846,372
ASML Holding (New York Shares)	29,130	20,012,996
BE Semiconductor Industries	17,860	1,515,038
Brunel International	4,916	63,654
HAL Trust	1,370	241,072
Heineken Holding	43,090	4,340,433
IMCD	44,913	7,141,575
Koninklijke Philips	159,488	7,903,028
Randstad	7,003	535,596
Topicus.com †	41,108	2,986,266
Wolters Kluwer	82,588	8,296,521
		55,882,551
New Zealand − 0.02%
Arvida Group	20,401	29,091
Eroad †	2,298	10,039
	Number of shares	Value (US $)
Common StockΔ (continued)
New Zealand (continued)
Fletcher Building	18,647	$98,018
Mainfreight	155	8,337
Skellerup Holdings	13,497	47,172
		192,657
Norway − 0.00%
FLEX LNG	922	13,332
MPC Container Ships †	5,619	18,273
		31,605
Panama − 0.26%
Copa Holdings Class A †	35,287	2,658,170
		2,658,170
Peru − 0.25%
Credicorp †	20,654	2,501,406
		2,501,406
Philippines − 0.01%
Ginebra San Miguel	33,690	65,392
LT Group	174,300	46,061
		111,453
Poland − 0.96%
Alior Bank †	31,648	276,640
Asseco Poland	20,652	417,860
Bank Handlowy w Warszawie †	6,409	76,814
Bank Millennium †	161,514	197,392
Bank Polska Kasa Opieki †	49,578	1,209,220
Budimex	941	69,101
Grupa Azoty †	26,566	229,918
Grupa Lotos	1,990	28,026
ING Bank Slaski †	956	46,383
KRUK	611	40,253
LiveChat Software	2,654	95,914
mBank †	12,310	1,049,240
PGE Polska Grupa Energetyczna †	72,911	179,935
Polskie Gornictwo Naftowe i Gazownictwo	132,327	231,546
Powszechna Kasa Oszczednosci Bank Polski †	366,302	3,634,200
Powszechny Zaklad Ubezpieczen †	195,116	1,877,985
Warsaw Stock Exchange	2,850	35,608
		9,696,035

6    NQ-OPTIE [6/21] 8/21 (1750407)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Republic of Korea − 6.32%
AfreecaTV	2,975	$314,368
BNK Financial Group	55,107	378,260
Creas F&C	894	27,944
Daechang Forging	10,249	84,092
DGB Financial Group	8,243	68,073
DI Dong Il	235	41,005
DL Holdings	3,439	244,301
F&F †	1,433	712,587
F&F Holdings	1,447	48,377
Hana Financial Group	9,782	400,001
Handsome	3,352	127,841
Hankook Tire & Technology	4,929	226,284
Huvis	8,332	83,975
Hyosung	4,412	403,531
Hyosung TNC	1,024	818,363
HYUNDAI	1,360	24,455
Hyundai Engineering & Construction	53,181	2,753,143
InBody	2,842	76,214
JB Financial Group	37,570	251,212
KB Financial Group	67,433	3,341,261
Keyang Electric Machinery	9,000	41,078
Kia	64,729	5,150,041
KIWOOM Securities	214	24,894
Kolon Industries	3,419	245,309
Korea Petrochemical Ind	85	17,964
KT	147,921	4,176,964
KT ADR	210,130	2,931,313
Kumho Petrochemical	6,837	1,329,577
Kyung Dong Navien	4,980	309,992
LG Display †	107,132	2,330,714
LG Electronics	37,556	5,452,565
NamKwang Engineering & Construction †	4,563	67,666
NAVER	12,340	4,574,835
NH Investment & Securities	60,594	694,102
NPC	13,519	56,842
POSCO	11,120	3,436,274
Samsung Card	13,434	409,169
Samsung Electronics	152,748	10,945,934
Samsung Engineering †	16,651	353,380
Samsung Securities	25,793	1,029,521
Sangsangin †	14,436	100,500
Shinhan Financial Group	211,530	7,626,087
S-Oil †	22,116	2,012,956
	Number of shares	Value (US $)
Common StockΔ (continued)
Republic of Korea (continued)
Value Added Technology	5,157	$171,495
		63,914,459
Russia − 0.49%
Evraz	20,349	166,641
Magnit GDR	133,716	1,939,551
MMC Norilsk Nickel PJSC ADR	84,105	2,865,457
		4,971,649
Singapore − 0.07%
iFAST	52,100	315,769
IGG	192,000	253,715
Riverstone Holdings	143,000	130,803
		700,287
South Africa − 1.05%
AECI	18,805	129,462
African Rainbow Minerals	5,071	90,678
Anglo American	114,187	4,537,254
Discovery †	519,146	4,590,516
Investec	62,333	249,288
Kumba Iron Ore	18,634	835,907
Motus Holdings	19,058	124,571
Ninety One	16,741	50,118
Omnia Holdings †	7,530	29,134
Thungela Resources †	1	2
		10,636,930
Spain − 1.30%
Amadeus IT Group †	80,562	5,666,625
Grifols	59,775	1,618,858
Grifols ADR	83,234	1,444,110
Industria de Diseno Textil	117,305	4,132,495
Laboratorios Farmaceuticos Rovi	4,805	332,736
		13,194,824
Sweden − 4.04%
Atlas Copco Class B	152,931	8,041,382
Betsson Class B †	47,340	386,106
Bilia Class A	4,415	93,530
Bulten	9,778	117,453
Electrolux Class B	118,661	3,290,246
Epiroc Class B	301,464	5,916,135
Getinge Class B	139,950	5,278,725
Husqvarna Class B	219,559	2,916,986
Instalco	23	954
Kinnevik Class B †	51,274	2,052,614
Micro Systemation Class B	4,380	29,582

NQ-OPTIE [6/21] 8/21 (1750407)    7

Schedule of investments
Optimum International Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Sweden (continued)
Nordnet	22,064	$372,413
Paradox Interactive	4	84
Ratos Class B	3,051	18,502
Svedbergs i Dalstorp Class B	6,899	38,050
Telefonaktiebolaget LM Ericsson Class B	451,528	5,674,899
Volvo Class B	276,931	6,662,705
		40,890,366
Switzerland − 7.57%
Adecco Group	22,556	1,532,418
Bellevue Group	866	37,438
Cie Financiere Richemont	46,673	5,647,168
EFG International †	6,739	55,281
Feintool International Holding †	350	22,356
Kuehne + Nagel International	43,331	14,826,906
Logitech International	54,867	6,647,491
Nestle	75,526	9,405,140
Novartis	68,939	6,282,558
Roche Holding	40,563	15,280,447
Sonova Holding	17,000	6,393,948
Swatch Group	8,894	3,051,019
Tecan Group	421	208,578
Temenos	37,906	6,087,902
VZ Holding	397	33,639
Zehnder Group	11,237	1,071,174
		76,583,463
Taiwan − 7.08%
Acer	2,665,000	2,802,494
Asustek Computer	137,000	1,826,667
C Sun Manufacturing	54,000	110,665
Chicony Electronics	79,000	227,962
ChipMOS Technologies	1,346,000	2,299,492
Elan Microelectronics	47,500	331,584
Evergreen Marine Corp. Taiwan †	873,000	6,172,490
General Interface Solution Holding	140,000	620,547
Gigabyte Technology	8,000	30,866
Himax Technologies ADR	30,769	512,611
Hon Hai Precision Industry	1,195,000	4,803,589
Lite-On Technology	594,000	1,227,973
MediaTek	174,000	6,007,645
Micro-Star International	474,000	2,679,408
	Number of shares	Value (US $)
Common StockΔ (continued)
Taiwan (continued)
Nantex Industry	154,000	$793,145
Novatek Microelectronics	205,000	3,671,422
Pou Chen	712,000	1,004,275
Qualipoly Chemical	114,000	141,157
Quanta Computer	1,373,000	4,311,799
Radiant Opto-Electronics	453,000	1,975,397
Realtek Semiconductor	149,000	2,700,583
Sea ADR †	6,956	1,910,118
Silicon Motion Technology ADR	19,660	1,260,206
Sitronix Technology	5,000	56,169
Taiwan Semiconductor Manufacturing	805,000	17,190,668
Yang Ming Marine Transport †	693,000	4,539,166
Yuanta Financial Holding	2,494,080	2,403,447
		71,611,545
Thailand − 0.18%
AAPICO Hitech NVDR	112,700	79,119
Asia Plus Group Holdings NVDR	270,700	30,575
Krung Thai Bank NVDR	1,077,430	359,704
Siam Cement NVDR	98,500	1,327,675
Somboon Advance Technology NVDR	107,200	73,919
		1,870,992
Turkey − 0.05%
Akbank TAS	94,566	57,347
Arcelik	72,814	249,216
Ford Otomotiv Sanayi	2,971	58,077
Haci Omer Sabanci Holding	55,412	56,578
Petkim Petrokimya Holding †	36,766	22,085
Tofas Turk Otomobil Fabrikasi	10,530	35,726
		479,029
Ukraine − 0.46%
Ferrexpo	781,368	4,623,946
		4,623,946
United Kingdom − 2.97%
888 Holdings	6,188	32,853
Bloomsbury Publishing	7,978	38,405
BP ADR	47,576	1,256,958
Burberry Group †	112,610	3,218,279
CNH Industrial	387,920	6,405,168

8    NQ-OPTIE [6/21] 8/21 (1750407)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
Craneware	1,127	$33,206
Dignity †	11,611	137,968
Experian	165,424	6,375,232
Gem Diamonds	5,047	4,999
Hargreaves Lansdown	212,761	4,676,622
Indivior †	330,484	706,767
Just Group †	116,103	149,604
Kingfisher	103,646	522,596
Mission Group	18,617	18,285
Ninety One	13,874	42,261
Prudential	336,368	6,390,866
		30,010,069
United States − 2.21%
Atlassian Class A †	17,382	4,464,741
BRP	14,000	1,095,515
Inmode †	24,240	2,295,043
James Hardie Industries CDI	137,391	4,664,457
Jasper Infotech =, †, π	1,420	200,580
Jasper Infotech Series G =, †, π	470	66,389
JBS	502,700	2,950,222
Nitro Software †	11,496	28,106
Sims	71,635	891,796
Spotify Technology †	19,720	5,434,635
Viemed Healthcare †	39,000	279,380
		22,370,864
Total Common Stock (cost $900,356,455)		984,729,479

Preferred Stock – 1.45%Δ
Brazil − 0.91%
Braskem Class A †, **	294,300	3,511,743
Cia Ferro Ligas da Bahia 2.62% **	10,200	91,545
Cia Paranaense de Energia 16.33% **	1,123,300	1,332,476
Petroleo Brasileiro 2.73% **	691,300	4,090,426
Taurus Armas †, **	40,700	192,134
		9,218,324
Germany − 0.54%
Sartorius 0.18% **	9,634	5,014,923
Schaeffler 3.14% **	50,164	462,770
		5,477,693
Total Preferred Stock (cost $12,321,620)		14,696,017

	Number of shares	Value (US $)

Short-Term Investments – 0.01%
Money Market Mutual Funds – 0.01%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	32,419	$32,419
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	32,419	32,419
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	32,419	32,419
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	32,419	32,419
Total Short-Term Investments (cost $129,676)		129,676

Total Value of Securities−98.79% (cost $912,807,751)		999,555,172
Receivables and Other Assets Net of Liabilities — 1.21%		12,257,003
Net Assets Applicable to 61,727,263 Shares Outstanding — 100.00%	$1,011,812,175
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2021, the aggregate value of restricted securities was $266,969 which represented percentage of 0.03% of the Fund’s net assets. See table below for additional details on restricted securities.
**	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Jasper Infotech	5/7/2014	$999,482	$200,580
Jasper Infotech Series G	10/29/2014	396,443	66,389
Total		$1,395,925	$266,969

NQ-OPTIE [6/21] 8/21 (1750407)    9

Schedule of investments
Optimum International Fund (Unaudited)
The following foreign currency exchange contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BBH	HKD	328,173	USD	(42,257)	7/2/21	$9	$—
BNYM	CAD	(17,131)	USD	13,810	7/2/21	—	(10)
BNYM	CNY	(40,961)	USD	6,339	7/2/21	2	—
BNYM	EUR	(1,496)	USD	1,773	7/1/21	—	(1)
BNYM	HKD	(266,509)	USD	34,321	7/2/21	—	(3)
BNYM	JPY	(4,016,455)	USD	36,350	7/1/21	197	—
NAB	EUR	(78,174)	USD	92,793	7/1/21	96	—
RBC	AUD	1,548,091	USD	(1,161,285)	7/2/21	—	(281)
Total Foreign Currency Exchange Contracts						$304	$(295)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BBH – Brown Brothers Harriman & Co.
BNYM – Bank of New York Mellon
CDI – CHESS Depositary Interest
GDR – Global Depositary Receipt
GS – Goldman Sachs
NAB – National Australia Bank
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company
RBC – Royal Bank of Canada
SDR – Special Drawing Right
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
CNY – China Yuan Renminbi
EUR – European Monetary Unit
HKD – Hong Kong Dollar
JPY – Japanese Yen
USD – US Dollar
10    NQ-OPTIE [6/21] 8/21 (1750407)